Borrowing Arrangements - Related Party - Bridge Note (Details) - USD ($)		3 Months Ended		9 Months Ended			12 Months Ended
	May 19, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Jul. 01, 2022
Related Party Transaction. [Line Items]
Fair value change on derivatives		$ 362,000	$ (24,916,621)	$ (10,956,082)	$ (14,433,236)	$ 7,487,000	$ (12,722,918)
TEMPO AUTOMATION INC
Related Party Transaction. [Line Items]
Aggregate principal amount									$ 700,000
Fair value change on derivatives				(5,674,000)	$ 2,340,000		4,242,000	$ (47,000)
Loss on extinguishment				(38,939,000)			$ (319,000)
Bridge Note
Related Party Transaction. [Line Items]
Emdedded derivative liability		$ 100,000		100,000
Bridge Note | TEMPO AUTOMATION INC
Related Party Transaction. [Line Items]
Aggregate principal amount										$ 5,000,000.0
Advanced from principal amount				4,600,000
Interest Rate of per annum	12.00%
Bridge Note | TEMPO AUTOMATION INC | Convertible Debt [Member]
Related Party Transaction. [Line Items]
Gain on extinguishment				200,000
Fair value change on derivatives				22,000
Loss on extinguishment				$ 11,600,000